Leases - Direct Financing Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Capital Leased Assets [Line Items]
Contract liabilities	$ 137,805		$ 201,602
Direct financing lease | VOC Equipment
Capital Leased Assets [Line Items]
Capital lease receivable		$ 5,900
Contract liabilities	700
Deferred Income		$ 1,100
Future Scheduled Payments:
2020	1,300
2021	1,300
2022	1,300
2023	600
Minimum lease payments receivable	$ 4,600